Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings [Abstract]
Borrowings
8. Borrowings
On June 17, 2021, Mirion and other sellers entered into the Business Combination Agreement with GSAH, a special purpose acquisition company. On October 20, 2021, Mirion consummated the Business Combination pursuant to the Business Combination Agreement, combining with a subsidiary of GSAH at the Closing, for total consideration of approximately $2.6 billion. The Sellers received cash consideration of approximately $1.3 billion and 30,401,902 shares of Class A and 8,560,540 shares of Class B common stock valued at approximately $0.4 billion on the Closing Date (based upon $10.45 average- price per share of GSAH’s Class A common stock on the Closing Date). The Shareholder Notes and Management Notes were acquired by GSAH at the Closing for a price equal to the full outstanding principal amount together with all accrued but unpaid interest up to but excluding the Closing Date using a portion of the Business Combination Consideration. In connection with the Closing, GSAH contributed the Shareholder Notes and the Management Notes to Mirion TopCo, and then the Shareholder Notes and Management Notes were extinguished in full. Borrowings under the 2019 Credit Facility (as defined below) as of the Closing Date were paid in full through the cash consideration and new financing obtained through the 2021 Credit Agreement described below.
Third-party notes payable consist of the following (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
2021 Credit Agreement	$828.3	$—	$—
2019 Credit Facility – first lien term loan	—	906.4	682.1
NRG Loan	—	—	5.8
JLG Note Payable	—	0.3	0.2
Canadian Financial Institution	1.2	1.2	1.2
Other	2.3	0.8	—
Draw on revolving line of credit	—	—	35.0

Total third-party borrowings	831.8	908.7	724.3

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Less: notes payable to third-parties, current	$(3.9)	$(6.4)	$(41.1)
Less: deferred financing costs	(21.1)	(16.6)	(13.4)

Notes payable to third-parties, non-current	$806.8	$885.7	$669.8

As of December 31, 2021, the fair market value of the Company’s 2021 Credit Agreement was $825.2 million. As of June 30, 2021 and June 30, 2020, the fair market value of the Company’s 2019 Credit Facility – first lien term loan was $906.4 million and $662.5 million, respectively. The fair market value for the 2021 Credit Agreement and 2019 Credit Facility were estimated using primarily level 2 inputs, including borrowing rates available to the Company at the respective period ends. The fair market value for the Company’s remaining third-party debt approximates the respective carrying amounts as of December 31, 2021, June 30, 2021 and June 30, 2020.
2021 Credit Agreement
In connection with the Business Combination, certain subsidiaries of the Company entered into the 2021 Credit Agreement among Mirion Technologies (HoldingSub2), Ltd., a limited liability company incorporated in England and Wales, as Holdings, Mirion Technologies (US Holdings), Inc., as the Parent Borrower, Mirion Technologies (US), Inc., as the Subsidiary Borrower, the lending institutions party thereto, Citibank, N.A., as the Administrative Agent and Collateral Agent and Goldman Sachs Lending Partners, Citigroup Global Markets Inc., Jefferies Finance LLC and JPMorgan Chase Bank, N.A., as the Joint Lead Arrangers and Bookrunners.
The 2021 Credit Agreement refinanced and replaced the credit agreement from March 2019, by and between, among others, Mirion Technologies (HoldingRep), Ltd. (“Mirion HoldingRep”), its subsidiaries and Morgan Stanley Senior Funding Inc., as administrative agent, certain other revolving lenders and a syndicate of institutional lenders (the “2019 Credit Facility”) which is described in more detail below.
The 2021 Credit Agreement provides for an $830.0 million senior secured first lien term loan facility and a $90.0 million senior secured revolving facility (collectively, the “Credit Facilities”). The Credit Facilities are permitted to be used to effect the Transactions (as defined in the 2021 Credit Agreement), refinance the 2019 Credit Facility referred to below and for general corporate purposes. The term loan facility is scheduled to mature on October 20, 2028 and the revolving facility is scheduled to expire and mature on October 20, 2026. The agreement requires the payment of a commitment fee of 0.50% per annum for unused revolving commitments, subject to stepdowns to 0.375% per annum and 0.25% per annum upon the achievement of specified leverage ratios. Any outstanding letters of credit issued under the 2021 Credit Agreement reduce the availability under the revolving line of credit.
The 2021 Credit Agreement is secured by a first priority lien on the equity interests of the Parent Borrower owned by Holdings and substantially all of the assets (subject to customary exceptions) of the borrowers and the other guarantors thereunder. Interest with respect to the facilities is based on, at the option of the borrowers, (i) a customary base rate formula for borrowings in U.S. dollars or (ii) a floating rate formula based on LIBOR (with customary fallback provisions) for borrowings in U.S. dollars, a floating rate formula based on EURIBOR for borrowings in Euro or a floating rate formula based on SONIA for borrowings in Pounds Sterling, each as described in the 2021 Credit Agreement with respect to the applicable type of borrowing.
The 2021 Credit Agreement contains customary representations and warranties as well as customary affirmative and negative covenants and events of default. The negative covenants include, among others and in each case subject to certain thresholds and exceptions, limitations on incurrence of liens, limitations on incurrence of indebtedness, limitations on making dividends and other distributions, limitations on engaging in asset sales, limitations on making investments, and a financial covenant that the “First Lien Net Leverage Ratio” (as defined in the 2021 Credit Agreement) as of the end of any fiscal quarter is not greater than 7.00 to 1.00 if on the last day of such fiscal quarter certain borrowings outstanding under the revolving credit facility exceed 40% of the total revolving credit commitments at such time. The covenants also contain limitations on the activities of Mirion Technologies (HoldingSub2), Ltd. as the “passive” holding company. If any of the events of default occur and are not cured or waived, any unpaid amounts under the 2021 Credit Agreement may be declared immediately due and payable, the revolving credit commitments may be terminated and remedies against the collateral may be exercised. Mirion Technologies (HoldingSub2), Ltd. and subsidiaries were in compliance with all debt covenants on December 31, 2021.
Term Loan -
The term loan has a seven-year term (expiring October 2028), bears interest at the greater of Adjusted London Interbank Offered Rate (“LIBOR”) or 0.50%, plus 2.75% and has quarterly principal repayments of 0.25% of the original principal balance. The interest rate was 3.25% at December 31, 2021. The Company repaid $1.7 million for the Successor Period ended December 31, 2021, yielding an outstanding balance of approximately $828.3 million as of December 31, 2021.
Revolving Line of Credit
- The revolving line of credit arrangement has a five year term and bears interest at the greater of LIBOR or 0%, plus 2.75%. The agreement requires the payment of a commitment fee of 0.50% per annum for unused commitments. The revolving line of credit matures in October 2026, at which time all outstanding revolving facility loans and accrued and unpaid interest are due. Any outstanding letters of credit reduce the availability of the revolving line of credit. There was no outstanding balance under the arrangement as of December 31, 2021. Additionally, the Company has standby letters of credit issued under its 2021 Credit Agreement that reduce the availability under the revolver of $8.1 million. As of December 31, 2021, the amount available on the revolver was approximately $81.9 million for the same period.
Deferred Financing Costs
In connection with the issuance of the 2021 Credit Agreement term loan, we incurred debt issuance costs of $21.7 million on date of issuance. In accordance with accounting for debt issuance costs, we recognize and present deferred finance costs associated with non-revolving
debt and financing obligations as a reduction from the face amount of related indebtedness in our consolidated balance sheet.
In connection with the issuance of the 2021 Credit Agreement revolving line of credit, we incurred debt issuance costs of $1.8 million. We recognize and present debt issuance costs associated with revolving debt arrangements as an asset and include the deferred finance costs within other assets on our consolidated balance sheet. We amortize all debt issuance costs over the life of the related indebtedness.
For the period from the Closing Date through December 31, 2021, we incurred approximately $0.7 million of amortization expense of the deferred finance costs.
2019 Credit Facility
In conjunction with the Business Combination, the 2021 Credit Agreement refinanced and replaced the 2019 Credit Facility.
The 2019 Credit Facility provided for financing of a $450.0 million senior secured term loan facility and a €125.0 million term loan facility, as well as a $90.0 million revolving line of credit. The 2019 Credit Facility was amended to provide an additional $225.0 million, $34.0 million and $66.0 million in gross proceeds from the USD term loan in December 2020, July 2019, and December 2019, respectively.
The 2019 Credit Facility was secured by a first priority lien on substantially all of Mirion HoldingRep and subsidiaries’ assets in the United States, certain assets of guarantor subsidiaries in Germany, the United Kingdom,
Canada, France, Belgium and Luxembourg and
two-thirds
of assets in
non-guarantors
and other countries. Loan fees recorded as debt discounts are amortized using the effective interest method. The 2019 Credit Facility contained customary restrictive covenants, as well as financial covenants that require Mirion HoldingRep and subsidiaries to maintain a certain total level of debt-to-income
ratio and interest coverage ratio, each as defined in the Credit Facility, as well as non-financial
affirmative and negative covenants. The negative covenants, subject to certain exceptions, generally limited the ability of Mirion HoldingRep and subsidiaries to incur additional debt, create liens, make fundamental changes, make certain investments, pay dividends, purchase or retire equity interests, or prepay or retire certain debt. Mirion HoldingRep and subsidiaries were in compliance with all debt covenants on June 30, 2021 and through the date of extinguishment.
USD term loan
– The term loan had a seven-year term (expiring March 2026), bearing interest at the greater of Adjusted London Interbank Offered Rate (“LIBOR”) or 0%, plus 4.00%, and had quarterly principal repayments of 0.25% of the original principal balance. The interest rate was 4.08%, 4.15% and 5.07% through the Closing Date and as of June 30, 2021 and 2020, respectively. The Company repaid $7.2 million and $5.5 million for the fiscal year ended June 30, 2021 and June 30, 2020, respectively and $1.9 million through the Closing Date, yielding an outstanding balance of approximately $761.3 million and $543.5 million as of June 30, 2021 and June 30, 2020, respectively, and $759.4 million as of the Closing Date.
Euro term loan
- The Euro portion of the term loan had a seven-year term (expiring March 2026), bearing interest at the greater of European union interbank market (“Euribor”) or 0%, plus 4.25% and has quarterly principal repayments of 0.25% of the original principal balance. As of June 30, 2021, June 30, 2020 and through the Closing Date, the interest rate was 4.25%. The Company repaid $1.5 million, $1.4 million, $0.4 million for the fiscal year ended June 30, 2021, June 30, 2020 and through the Closing Date, respectively, yielding an outstanding balance of approximately €122.2 million (approximately $145.1 million) and €123.4 million ($138.6 million approximately) as of June 30, 2021 and June 30, 2020, respectively, and €121.9 million (approximately $141.9 million) as of the Closing Date.
Revolving Line of Credit
- The revolving line of credit arrangement had a five-year term and bearing interest at the greater of LIBOR or 0%, plus 4.00%. The agreement requires the payment of a commitment fee of 0.50% per annum for unused commitments. The revolving line of credit matures in March 2024, at which time all outstanding revolving facility loans and accrued and unpaid interest are due. Any outstanding letters of credit reduce the availability of the revolving line of credit. There was no outstanding balance under the arrangement as of June 30, 2021. Additionally, the Company has standby letters of credit issued under its Credit Facility that reduce the availability under the revolver of $8.7 million and $9.0 million as of June 30, 2021, and June 30, 2020, respectively, the amount available on the revolver was approximately $81.3 million and $46.0 million, for the same periods, respectively.
Deferred Financing Costs
As noted above, the 2021 Credit Agreement refinanced and replaced the 2019 Credit Facility. In conjunction with the Business Combination purchase accounting we wrote off the remaining unamortized original issue discounts (OID) and debt issuance costs of $15.4 million related to the term loan and $0.4 million related to the revolving line of credit and recorded as a loss on extinguishment of debt on the last day of the Predecessor Period.
In connection with the issuance of the 2019 Credit Facility, we incurred debt issuance costs of $16.3 million on date of issuance, and an additional $6.2 million and $1.2 million of costs for incremental proceeds in fiscal years June 30, 2021 and June 30, 2020, respectively. In conjunction with the issuance of 2019 Credit Facility, we concluded there was an extinguishment of a previous debt. We wrote off the remaining unamortized original issue discounts (OID) and debt issuance costs of $12.8 million in March 2019. In accordance with accounting for debt issuance costs, we recognize and present deferred finance costs associated with non-revolving
debt and financing obligations as a reduction from the face amount of related indebtedness in our consolidated balance sheet.
In connection with the issuance of the 2019 Credit Facility revolving line of credit, we incurred debt issuance costs of $0.9 million. We wrote off the remaining unamortized debt issuance costs of $0.2 million of a previous revolving credit agreement in March 2019. We recognize and present debt issuance costs associated with revolving debt arrangements as an asset and include the deferred finance costs within other assets on our consolidated balance sheet. We amortize all debt issuance costs over the life of the related indebtedness.
During fiscal years ended June 30, 2021, June 30, 2020 and June 30, 2019, we incurred approximately $3.2 million, 2.6 million and $2.8 million, respectively, of amortization expense of the deferred finance costs, in addition to the write off of $12.8 million included in Loss on debt extinguishment in the Predecessor Period fiscal year ended June 30, 2019.
NRG Loan
-In conjunction with the acquisition of NRG (see Note 2), the Company entered into a loan agreement for €7.2 million ($7.4 million) at the date of the acquisition. This agreement expires in December 2023. The loan bears interest which is Euribor of three months, plus 2.0%, and mandatory costs if any. This loan was paid off in the fiscal year ended June 30, 2021.
Canadian Financial Institution
-In May 2019, the Company entered into a credit agreement for C$1.7M ($1.3 million) with a Canadian financial institution that matures in April 2039. The note bears annual interest at 4.15%. The credit agreement is secured by the facility acquired using the funds obtained.
JLG Note Payable
-In May 2019, the Company entered into a note payable for $
0.2

million with an individual that has left the organization, which is due upon a change in control of Mirion Technologies (Global), Ltd, a wholly owned subsidiary of the Company. The note bearing annual interest at 6.00% was paid in full as part of the Business Combination.
Overdraft Facilities
The Company has overdraft facilities with certain German and French financial institutions. As of December 31, 2021, June 30, 2021 and June 30, 2020, there were no outstanding amounts under these arrangements.
Accounts Receivable Sales Agreement
We are party to an agreement to sell short-term receivables from certain qualified customer trade accounts to an unaffiliated French financial institution without recourse. Under this agreement, the Company can sell up to €8.0 million ($9.1 million as of December 31, 2021) of eligible accounts receivables. The accounts receivable under this agreement are sold at face value and are excluded from the consolidated balance if revenue has been recognized on the related receivable. When the related revenue has not been recognized on the receivable the Company considers the accounts receivable to be collateral for short-term borrowings. As of December 31, 2021, June 30, 2021 and June 30, 2020, there was approximately $0.4 million, $0.8 million and $0.0 million, respectively, outstanding under these arrangements which were included as Other in the Borrowings table above.
Total costs associated with this arrangement were immaterial for the Successor Periods and for all Predecessor Periods presented and are included in selling, general and administrative expense in the consolidated statement of operations.
Performance Bonds and Other Credit Facilities
The Company has entered into various line of credit arrangements with local banks in France and Germany. These arrangements provide for the issuance of documentary and standby letters of credit of up to €70.3 million ($79.7 million), €67.3 million ($79.9 million), and €47.3 million ($53.1 million) as of December 31, 2021, June 30, 2021 and June 30, 2020, respectively, subject to certain local restrictions. As of December 31, 2021, June 30, 2021, and June 30, 2020 €37.7 million ($42.7 million), €24.7 million ($29.3 million), and €21.2 million
($23.7 million), respectively, of the lines had been utilized to guarantee documentary and standby letters of credit, with interest rates ranging from 0.5% to 2.0%. In addition, the Company posts performance bonds with irrevocable letters of credit to support certain contractual obligations to customers for equipment delivery. These letters of credit are supported by restricted cash accounts, which totaled $1.3 million, $1.0 million and $1.7 million as of December 31, 2021, June 30, 2021 and June 30, 2020, respectively.
At December 31, 2021, contractual principal payments of total third-party borrowings are as follows (in millions):

Fiscal year ending December 31:
2022	$7.1
2023	8.4
2024	8.3
2025	8.2
2026	9.6
Thereafter	790.2

Gross Payments	831.8
Unamortized debt issuance costs	(21.1)

Total third-party borrowings, net of debt issuance costs	$810.7

Notes Payable to Related Parties
Concurrent with the Closing, a portion of the Business Combination Consideration was used to extinguish the Shareholder Notes and the Management Notes in full.
Notes payable to related parties consists of the following (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Shareholder Notes	$—	$1,166.8	$983.7
Management Notes	—	3.7	3.4

Notes payable to related parties	$—	$1,170.5	$987.1

The estimated fair value of the Company’s related party debt was approximately $1,170.5 million and $987.1 million as of June 30, 2021 and June 30, 2020, respectively. The fair value of this instrument approximates book value due to the reasonable possibility of redemption prior to the term date.
Shareholder and Management Notes
– Mirion Technologies (HoldingSub1), Ltd., was authorized to issue $900.0 million (plus accrued paid in-kind
(PIK) interest) of notes to shareholders (“Shareholder Notes”) and up to $5.0 million (plus paid in-kind
(PIK) cash and interest) of notes to certain members of management (“Management Notes”). The notes ranked pari passu between each other and other unsecured obligations of the Company. The notes could be prepaid without penalty at the Company’s option and were subordinate in right of payment to any indebtedness of the Company to banks or to other financial institutions (either currently existing or to occur in the future). Certain of the Shareholder and Management Notes were admitted to trading and were on the official listing of The International Stock Exchange (TISE).
During fiscal years ended June 30, 2021 and 2020, an additional $181.5 million and $99.6 million in Shareholder Notes were admitted to trading and are on the official listing of TISE, respectively. From July 1, 2021 through the Closing Date, no additional Shareholder Note or Management Notes were admitted to trading. At June 30, 2021 and 2020, there were $1,158.4 million and $976.9 million in Shareholder Notes issued and outstanding, respectively, as listed on TISE. Of the amount available for trading, $683.9 million relates to principal balance and $474.5 million relates to accrued interest as of June 30, 2021. There was no trading activity related to Shareholder and Management Notes during fiscal year ended June 30, 2021, June 30, 2020 and through the Closing Date. As of June 30, 2021 and June 30, 2020, there were $3.6 million and $3.4 million in Management Notes issued and outstanding, respectively, as listed on TISE.
The notes bore simple annual interest at 11.5% except for $70.0 million of Shareholder Notes added in fiscal year 2021 that bore simple annual interest rate of 6.0% until October 1, 2021 when the interest rate converted to simple annual interest of 11.5%. For the Shareholder Notes, the interest was added to the principal outstanding on December 31 of each year until extinguished and were referred to as Shareholder Funding Bonds on TISE. For the Management Notes, half of the interest was added to the principal outstanding on December 31 of each year until extinguished and was referred to as Management Funding Bonds on TISE, while the remaining half was payable in cash annually. The listing on the TISE for Shareholder and Management Funding Bonds was an optional election and certain shareholders had elected to opt-out
of listing their Shareholder Funding Bonds. All other shareholders and management had elected to list their funding bonds on TISE. The notes were due when the Company completes a public offering, a winding-up,
a sale, or on March 30, 2026, whichever occurred first. The redemption price was equal to the outstanding principal plus all accrued and unpaid interest then outstanding.
At June 30, 2021, and June 30, 2020, interest of $64.6 million and $56.3 million was accrued on the Shareholder Notes principal outstanding, respectively, and $0.2 million and $0.1 million was accrued on the Management Notes principal outstanding, respectively. As of December 31, 2020 and December 31, 2019, accrued interest of $113.6 million and $101.3 million, respectively, was added to the principal of the Shareholder Notes; and $0.2 million and $0.2 million, respectively was added to the principal of the Management Notes.